Total Rent Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Rent Expense [Line Items]
Rent expense	¥ 69,782	¥ 62,666	¥ 68,673